INVESTMENTS IN AFFILIATES - Components (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Cost	$ 374,729	$ 28,868
Dividend	(125)	0
Equity in net earnings of other affiliates	(6,948)	(6,339)
Equity in net assets of affiliates	$ 367,656	$ 22,529